Mergers and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed	The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed at the date of acquisition from Century:

Net Assets Acquired at Fair Value
(In thousands)
Assets
Cash and due from banks	$56,831
Short-term investments	575,953
Investment securities	3,117,022
Loans	2,906,491
FHLB stock	6,690
Premises and equipment	64,521
Bank owned life insurance	95,478
Goodwill	259,024
Core deposit intangible	11,633
Other assets	18,915
Total assets acquired	7,112,558
Liabilities
Deposits	6,099,821
Securities sold under agreements to repurchase	274,982
Escrow deposits of borrowers	3,649
Other liabilities	92,237
Total liabilities assumed	6,470,689
Purchase price	$641,869
These merger and acquisition expenses were included in the following line items of the consolidated statements of income:

For the Year Ended December 31, 2021
(In thousands)
Salaries and employee benefits	$15,947
Office occupancy and equipment	7,198
Data processing	1,286
Professional services	9,223
Other	1,802
$35,456
The following table summarizes the aggregate estimated fair value of the assets acquired and liabilities assumed for these acquisitions:

Acquisition Date Balance
(In thousands)
Assets acquired:
Customer list intangible	$6,120
Non-compete intangible	440
Other	40
Total assets acquired	6,600
Consideration:
Total cash paid	(13,400)
Contingent consideration	(1,926)
Other liabilities assumed	—
Total fair value of consideration	(15,326)
Goodwill	$8,726
The following table summarizes the aggregate estimated fair value of the assets acquired and liabilities assumed for these acquisitions:

Acquisition Date Balance
(In thousands)
Assets acquired:
Customer list intangible	$1,860
Non-compete intangible	170
Other	133
Total assets acquired	2,163
Consideration:
Total cash paid	(4,354)
Contingent consideration	(449)
Other liabilities assumed	(355)
Total fair value of consideration	(5,158)
Goodwill	$2,995

Schedule of PCI Loans	The following is a summary of the PCI loans identified as a result of the review performed as of the date acquired:

As of November 12, 2021
(In thousands)
Contractually required principal and interest at acquisition (1)	$82,900
Contractual cash flows not expected to be collected	6,746
Expected cash flows at acquisition	76,154
Interest component of expected cash flows	8,896
Basis in PCI loans at acquisition - estimated fair value	$67,258
(1)Contractually required principal and interest at acquisition includes interest not expected to be collected due to estimated prepayments.

Business Acquisition, Pro Forma Information	As a result, actual amounts would have differed from the unaudited pro forma information presented.

	Unaudited Pro Forma Financial Information for the Years Ended December 31, 2021
	2021	2020
	(In thousands)
Net interest income	$522,621	$502,853
Net income	174,603	61,858